Contract assets – Media rights	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Contract assets – Media rights

6. Contract assets – Media rights

As of December 31, 2021, contract assets amounted to $2,758 are composed by media rights to commercialize and broadcast sport events (live and highlights). The table below shows the Contract assets roll-forward from December 31, 2020, to December 31, 2021.

Contract assets	December 31, 2020	Additions	2021 COGS	December 31, 2021

Media	—	10,811	(8,053)	2,758
Total	$—	$10,811	$(8,053)	$2,758